Cover	Mar. 25, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 25, 2021
Entity File Number	001-36135
Entity Registrant Name	BROOKFIELD DTLA FUND OFFICE TRUST INVESTOR INC.
Entity Central Index Key	0001575311
Entity Tax Identification Number	46-2616226
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	250 Vesey Street
Entity Address, Address Line Two	15th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10281
City Area Code	212
Local Phone Number	417-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	7.625% Series A Cumulative Redeemable Preferred Stock, $0.01 par value per share
Trading Symbol	DTLA-P
Security Exchange Name	NYSE
Entity Emerging Growth Company	false